Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,722,800
Previously Paid Amount	0.00
Total Fee Amount	1,204.62
Total Offset Amount	0.00
Net Fee	1,204.62
Narrative - Max Aggregate Offering Price	$ 8,722,800
Final Prospectus	true